WARRANTS (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Expected dividend yield	0.00%	0.00%
Expected term (contractual term)		2 years
Forfeiture rate	0.00%	0.00%
Expected volatility		142.00%
Minimum
Risk-free interest rate	0.70%	3.36%
Expected term (contractual term)	22 days
Expected volatility	123.00%
Maximum
Risk-free interest rate	2.23%	3.75%
Expected term (contractual term)	5 years
Expected volatility	144.00%